Income taxes (Schedule of detailed information about deferred taxes) (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 10,913,452	$ 10,599,354	$ 10,286,836
Deferred tax asset not recognized	(10,913,452)	(10,599,354)	(10,286,836)
Net deferred tax assets	0	0	0
Non-capital losses [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	9,163,035	8,833,940	8,485,255
Capital losses [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	159,162	159,671	162,275
Property, equipment, patents and deferred costs [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 1,591,255	$ 1,605,743	$ 1,639,306